Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2024
Commitments and Contingencies Disclosure [Abstract]
Schedule of balance sheet information related to operating leases
	December 31,
	2024	2023
	U.S. Dollars (in thousands)

Other current liabilities	2,204	1,687
Other long-term liabilities	2,208	2,634

Total lease liabilities	4,412	4,321

Schedule of minimum future rental payments operating leases
Year ended December 31,	U.S. Dollars (in thousands)
2025	2,278
2026	1,300
2027	457
2028	150
2029 and after	827
5,012

Less imputed interest	(600)

Total lease liabilities	4,412

Schedule of balance sheet information related to finance leases
	December 31,
	2024	2023
	U.S. Dollars (in thousands)
Cost:
ROU assets – opening balance	-	-
ROU assets – additions	4,881	-
ROU assets – disposals	-	-
	4,881	-

Less accumulated depreciation	16	-

	4,865	-
	December 31,
	2024	2023
	U.S. Dollars (in thousands)

Other current liabilities	284	-
Other long-term liabilities	4,453	-

Total lease liabilities	4,737	-

Schedule of minimum future rental payments finance leases
Year ended December 31,	U.S. Dollars (in thousands)
2025	312
2026	332
2027	332
2028	332
2029 and after	5,149
6,457

Less imputed interest	(1,720)

Total lease liabilities	4,737